Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,617,407	$ 2,418,164
Impairment	(188,624)	0	$ 0
Ending balance	2,701,322	2,617,407	2,418,164
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,803,861	3,498,059	3,394,636
Additions	468,424	362,466	141,440
Disposals	(27,514)	(55,107)	(38,740)
Adjustments			2,463
Assets held for sale	(164,201)
Reclassifications	(2,371)	(1,557)	(1,740)
Ending balance	4,078,199	3,803,861	3,498,059
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,186,454)	(1,079,895)	(940,885)
Depreciation for the year	(159,307)	(158,696)	(151,672)
Disposals	23,769	52,137	15,343
Adjustments			(2,681)
Assets held for sale	75,556
Reclassifications	268	0	0
Impairment	(130,709)
Ending balance	(1,376,877)	(1,186,454)	(1,079,895)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Ending balance	6,301	6,301	6,301
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,157,669	2,118,972
Ending balance	2,168,978	2,157,669	2,118,972
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,252,229	3,115,242	3,030,361
Transfer of pre-delivery payments	156,305	28,674	27,585
Additions	228,302	158,557	94,348
Disposals	(20,737)	(54,114)	(36,812)
Adjustments			100
Assets held for sale	(164,201)
Reclassifications	(2,371)	3,870	(340)
Ending balance	3,449,527	3,252,229	3,115,242
Flight equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,094,560)	(996,270)	(868,326)
Depreciation for the year	(147,980)	(148,188)	(141,418)
Disposals	16,876	51,233	13,587
Adjustments			(14)
Assets held for sale	75,556
Reclassifications	268	(1,335)	(99)
Impairment	(130,709)
Ending balance	(1,280,549)	(1,094,560)	(996,270)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	413,633	250,165
Ending balance	474,060	413,633	250,165
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	413,633	250,165	243,070
Transfer of pre-delivery payments	(156,305)	(28,674)	(27,585)
Additions	216,732	192,196	34,680
Disposals	0	(54)	0
Ending balance	474,060	413,633	250,165
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,337	13,305
Ending balance	13,055	11,337	13,305
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,353	45,170	43,037
Additions	5,434	1,461	3,026
Disposals	(128)	(228)	(604)
Reclassifications	77	1,950	(289)
Ending balance	53,736	48,353	45,170
Ramp and miscellaneous [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,016)	(31,865)	(28,549)
Depreciation for the year	(3,783)	(3,811)	(3,724)
Disposals	118	200	524
Reclassifications	0	(1,540)	(116)
Ending balance	(40,681)	(37,016)	(31,865)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,565	4,026
Ending balance	5,832	4,565	4,026
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,524	29,607	25,947
Additions	3,773	3,392	1,878
Disposals	(393)	(711)	(1,226)
Adjustments			2,363
Reclassifications	14	(4,764)	645
Ending balance	30,918	27,524	29,607
Furniture, fixture, equipment a and other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,959)	(25,581)	(21,891)
Depreciation for the year	(2,506)	(2,192)	(2,284)
Disposals	379	704	1,220
Adjustments			(2,667)
Reclassifications	0	4,110	41
Ending balance	(25,086)	(22,959)	(25,581)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,124	18,802
Ending balance	18,843	18,124	18,802
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,043	44,981	35,866
Additions	3,388	1,614	73
Disposals	(6,246)	0	(98)
Reclassifications	2,219	3,448	9,140
Ending balance	49,404	50,043	44,981
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,919)	(26,179)	(22,119)
Depreciation for the year	(5,038)	(4,505)	(4,246)
Disposals	6,396	0	12
Reclassifications	0	(1,235)	174
Ending balance	(30,561)	(31,919)	(26,179)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,778	6,593
Ending balance	14,253	5,778	6,593
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,778	6,593	10,054
Additions	10,795	5,246	7,435
Disposals	(10)	0	0
Reclassifications	(2,310)	(6,061)	(10,896)
Ending balance	$ 14,253	$ 5,778	$ 6,593